AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.0%
Long-Term Municipal Bonds – 90.2%
Virginia – 57.5%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$	4,000	$3,832,930
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)		585	585,504
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048		7,000	7,411,485
County of Fairfax VA (County of Fairfax VA) Series 2023-A 4.00%, 10/01/2041		4,445	4,598,985
County of Henrico VA Water & Sewer Revenue (Prerefunded - US Treasuries) Series 2016 5.00%, 05/01/2028		2,000	2,009,259
Fairfax County Economic Development Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 04/01/2035		415	415,638
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048		1,500	1,426,198
Series 2022 4.00%, 05/15/2042		2,000	2,002,915
Series 2024 5.00%, 05/15/2051		2,030	2,136,057
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2017-A 5.00%, 10/01/2033		3,550	3,697,482
Hampton Roads Transportation Accountability Commission (Hampton Roads Transportation Fund) Series 2022-A 4.00%, 07/01/2052		3,745	3,463,722
4.00%, 07/01/2057		4,750	4,296,952
Series 2024-A 5.25%, 07/01/2059		1,410	1,502,293
Hampton Roads Transportation Accountability Commission (Prerefunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026		1,590	1,604,933
Hampton Roads Transportation Accountability Commission (Prerefunded - US Treasuries) Series 2018-A 5.00%, 07/01/2035		4,000	4,206,695

	Principal Amount (000)		U.S. $ Value

Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	$	2,000	$2,101,704
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2047		1,000	1,011,732
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2021-A 4.00%, 12/01/2050		1,575	1,258,341
Series 2024-A 6.875%, 12/01/2058		500	542,466
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031		1,500	1,507,420
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047		1,750	1,754,541
Norfolk Airport Authority/VA (Norfolk Airport Authority/VA) Series 2019 5.00%, 07/01/2043		2,870	2,964,594
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)		1,000	1,007,940
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)		940	940,905
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036		1,000	1,036,943
4.00%, 07/01/2038		1,550	1,589,053
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033		1,125	1,155,411
5.00%, 09/01/2038		1,535	1,558,054
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046		1,265	1,008,075
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032		1,085	1,104,377
5.00%, 12/01/2039		1,000	1,043,940

	Principal Amount (000)		U.S. $ Value

Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	$	1,000	$1,002,706
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047		2,000	1,695,740
University of Virginia (University of Virginia) Series 2020 2.256%, 09/01/2050		1,000	606,205
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		370	334,518
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059		500	548,563
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-B 3.00%, 02/01/2037		9,140	9,105,436
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,000	760,230
Series 2015-A 5.00%, 07/01/2030(a)		1,615	1,496,519
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036		3,125	3,148,682
Series 2025 6.00%, 06/01/2055		1,000	1,058,615
Virginia Commonwealth Transportation Board (Commonwealth of Virginia State Lease) Series 2019 5.00%, 05/15/2032		1,555	1,686,011
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046		2,000	2,020,945
Virginia Port Authority (Prerefunded - US Treasuries) Series 2016-B 5.00%, 07/01/2035		2,000	2,015,115
5.00%, 07/01/2036		4,160	4,191,439
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044		2,000	2,189,696

	Principal Amount (000)		U.S. $ Value

Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	$	2,000	$2,295,090
Virginia Public School Authority (County of Hanover VA) Series 2025 5.00%, 08/01/2043		1,450	1,618,032
Virginia Resources Authority (Virginia Resources Authority) Series 2011-B 5.00%, 11/01/2026		20	20,033
Series 2016-C 4.00%, 11/01/2034		2,000	2,016,439
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035		4,580	4,962,630
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2020 4.00%, 12/01/2049		3,500	3,081,498
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2040		4,825	4,810,110
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2052		3,350	3,323,526
5.00%, 12/31/2056		1,000	983,746
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		2,000	2,011,204
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051		1,000	811,588
4.00%, 01/01/2051		1,500	1,354,404
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)		1,000	982,101
Williamsburg Economic Development Authority (Colonial Williamsburg Foundation/The) Series 2025 4.957%, 11/01/2035		2,000	2,069,471

			126,976,836

Alabama – 3.9%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		1,000	1,103,132
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055		1,000	1,091,006

	Principal Amount (000)		U.S. $ Value

Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	$	1,000	$1,026,937
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055		1,000	1,084,127
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		1,000	1,092,568
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		1,000	1,052,329
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		1,000	1,075,510
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055		1,000	1,098,219

			8,623,828

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)		420	449,241

Arizona – 0.5%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		1,000	1,113,768

California – 1.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		1,000	936,025
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039		1,000	1,251,376

			2,187,401

District of Columbia – 18.4%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038		2,330	2,423,959

	Principal Amount (000)		U.S. $ Value

Series 2020-A 4.00%, 10/01/2036	$	2,000	$2,042,972
Series 2021-A 5.00%, 10/01/2046		5,000	5,150,653
Series 2024-A 5.00%, 10/01/2033		1,500	1,729,707
5.00%, 10/01/2038		2,250	2,495,948
5.50%, 10/01/2054		1,390	1,467,680
Series 2025-A 5.00%, 10/01/2036		2,000	2,316,828
5.00%, 10/01/2050		1,000	1,033,129
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037		5,000	3,251,363
Series 2010-B 6.50%, 10/01/2044(b)		4,300	4,590,098
Series 2019 5.00%, 10/01/2034		1,500	1,602,132
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2048		3,000	3,123,662
Series 2024 5.25%, 07/15/2059		4,000	4,199,493
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority) Series 2017-A 5.00%, 07/01/2031		1,145	1,183,808
5.00%, 07/01/2032		3,950	4,078,312

			40,689,744

Guam – 3.7%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043		165	147,080
Series 2024-A 5.25%, 10/01/2041		1,000	1,079,545
Guam Department of Education (Guam Dept. of Education COP) Series 2020 5.00%, 02/01/2040		1,000	1,021,871
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050		1,000	1,038,065
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036		1,630	1,668,171
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		150	159,494

	Principal Amount (000)		U.S. $ Value

Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	$	1,370	$1,362,342
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035		1,500	1,612,593

			8,089,161

Illinois – 1.0%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045		2,200	2,200,370

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		500	79,364

North Carolina – 0.3%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037		560	542,179

Puerto Rico – 2.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		455	485,099
5.00%, 07/01/2035(a)		250	261,146
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031		235	243,179
NATL Series 2007-V 5.25%, 07/01/2032		300	307,721
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		50	50,279
6.625%, 01/01/2028		384	384,225
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038		275	269,684
4.00%, 07/01/2040		295	280,937
5.00%, 07/01/2034		110	118,018
5.00%, 07/01/2035		115	122,809

	Principal Amount (000)		U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	$	400	$458,229
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2046		1,000	357,891
Series 2019-A 4.329%, 07/01/2040		160	160,278
5.00%, 07/01/2058		955	935,363

			4,434,858

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		295	291,396

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)		100	101,753
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(c) (d) (e) (f)		941	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,000	1,075,828
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		1,000	1,094,261

			2,271,842

Wisconsin – 0.5%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060		1,000	1,112,639

Total Long-Term Municipal Bonds (cost $199,534,966)			199,062,627

Short-Term Municipal Notes – 4.8%
Virginia – 4.8%
City of Newport News VA (City of Newport News VA) Series 2026-A 5.00%, 08/01/2026		4,530	4,584,227

	Principal Amount (000)	U.S. $ Value

County of Fairfax VA (County of Fairfax VA) Series 2026-A 4.00%, 10/01/2026	$ 5,000	$5,055,478
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	1,000	1,010,520

Total Short-Term Municipal Notes (cost $10,639,206)		10,650,225

Total Municipal Obligations (cost $210,174,172)		209,712,852

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(c) (d) (e) (cost $151,336)	8,437	24,552

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 3.9%
U.S. Treasury Bills – 3.0%
U.S. Treasury Bill Zero Coupon, 04/16/2026 (cost $6,471,059)	$ 6,500	6,470,593

	Shares
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(g) (h) (i) (cost $2,001,029)	2,001,029	2,001,029

Total Short-Term Investments (cost $8,472,088)		8,471,622

Total Investments – 98.9% (cost $218,797,596)(j)		218,209,026
Other assets less liabilities – 1.1%		2,508,994

Net Assets – 100.0%		$220,718,020

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	5,500	10/15/2029	2.569%	CPI#	Maturity	$(26,593)	$—	$(26,593)
USD	5,250	10/15/2029	2.485%	CPI#	Maturity	(3,721)	—	(3,721)
USD	2,400	10/15/2029	2.545%	CPI#	Maturity	(8,788)	—	(8,788)

						$(39,102)	$—	$(39,102)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	$(59,093)	$—	$(59,093)
USD	8,600	01/03/2033	1 Day SOFR	3.486%	Annual	73,708	—	73,708
USD	1,800	01/03/2033	1 Day SOFR	3.586%	Annual	26,388	—	26,388

						$41,003	$—	$41,003

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	2,965	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$120,566	$—	$120,566

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $7,441,198 or 3.4% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,948,742 and gross unrealized depreciation of investments was $(4,414,845), resulting in net unrealized depreciation of $(466,103).

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Virginia Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$199,062,627	$0	(a)	$199,062,627
Short-Term Municipal Notes	—	10,650,225	—		10,650,225
Preferred Stocks	—	—	24,552		24,552
Short-Term Investments:
U.S. Treasury Bills	—	6,470,593	—		6,470,593
Investment Companies	2,001,029	—	—		2,001,029

Total Investments in Securities	2,001,029	216,183,445	24,552	(a)	218,209,026
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	100,096	—		100,096
Interest Rate Swaps	—	120,566	—		120,566
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(39,102)	—		(39,102)
Centrally Cleared Interest Rate Swaps	—	(59,093)	—		(59,093)

Total	$2,001,029	$216,305,912	$24,552	(a)	$218,331,493

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2026 is as follows:

Fund	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$538	$53,731	$52,268	$2,001	$176